Segment Information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment Information
25.	SEGMENT INFORMATION

The determination of the Company’s operating segments is based on its Corporate Governance structure, which divides the business into the following segments for purposes of decision making and Management analysis.

Since January 3, 2020, as a result of the acquisition of Avon (note 4), the Company’s Management has the following corporate governance structure:

➢	Natura &Co Latam Operation – all Natura Cosméticos, Avon, Aesop and TBS operations located in Brazil and Latin America;
➢	Avon International – all Avon operations, with the exception of Avon operations located in Brazil and Latin America;
➢	TBS International – all The Body Shop operations, with the exception of The Body Shop operations located in Brazil and Latin America; and
➢	Aesop International - all Aesop operations, with the exception of Aesop operations located in Brazil and Latin America.

In addition to the segment analysis, the Company's Management also analyzes revenues at various levels, mainly through the sales channels: direct sales, operations in the retail market, e-commerce, B2B and franchises. However, the segregation by this type of operation is not yet considered significant for disclosures by Management.

Revenue by segment is as follows for the year ended December 31, 2020:

➢	Natura &Co Latam - 56%
➢	Avon International - 25%
➢	TBS International - 14%
➢	Aesop International - 5%

The accounting practices for each segment are described in note 3.

The following tables provide the summarized financial information related to the segments and geographic distribution of the Company's commercial operations for December 31, 2020 and 2019.

Additionally, as described above, as a result of the acquisition of Avon in 2020, the company changed its corporate governance structure, and also the disclosures of segments. Therefore, the comparative figures originally disclosed in the 2019 financial statements, are presented to reflect the current structure of corporate governance.

25.1     Operating segments

	2020
	Reconciliation to net income (loss) for the year
	Net revenues	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura &Co LATAM	20,542,345	2,369,515	(874,584)	3,402,578	(3,891,641)	(428,191)	577,679
Avon International	9,097,375	185,914	(814,678)	979,267	(1,442,216)	(121,603)	(1,213,315)
TBS International	5,332,922	935,255	(761,224)	82,736	(157,705)	(66,626)	32,436
Aesop International	1,949,338	606,544	(268,092)	23,152	(72,056)	(55,219)	234,328
Corporate expenses	-	(731,889)	(278)	250,658	(210,192)	396,895	(294,806)
Total	36,921,980	3,365,339	(2,718,856)	4,738,391	(5,773,810)	(274,744)	(663,678)

	2019
	Reconciliation to net income (loss) for the year
	Net revenues	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura &Co Latam	9,113,856	1,372,172	(370,953)	1,893,333	(2,613,294)	41,623	322,880
TBS International	4,028,660	806,357	(559,921)	44,953	(99,765)	(37,736)	153,888
Aesop International	1,302,174	351,944	(186,542)	9,337	(34,204)	(47,768)	92,768
Corporate expenses	-	(61,809)	-	8,161	(48,611)	(311,810)	(414,069)
Total	14,444,690	2,468,664	(1,117,416)	1,955,784	(2,795,874)	(355,691)	155,467

	2018
	Reconciliation to net income (loss) for the year
	Net revenues	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura &Co Latam	8,540,167	1,442,041	(318,506)	1,925,524	(2,501,451)	(149,709)	397,900
TBS International	3,795,721	341,518	(206,004)	126,289	(136,019)	25,994	151,778
Aesop International	1,061,531	165,084	(65,401)	4,608	(2,239)	(36,004)	66,047
Corporate expenses	-	(102,039)	-	-	-	34,693	(67,346)
Total	13,397,419	1,846,604	(589,911)	2,056,421	(2,639,709)	(125,026)	548,379

	2020				2019
	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non- current assets	Total assets	Current liabilities	Non- current liabilities
Natura &Co Latam	20,228,016	27,644,907	12,410,585	9,060,600	4,574,087	9,328,858	3,116,454	8,235,678
Avon International	12,486,733	19,097,959	405,975	5,625,774	-	-	-	-
TBS International	7,821,884	10,474,191	2,291,459	1,812,991	6,146,960	7,369,250	1,065,447	1,477,149
Aesop International	1,395,628	2,148,869	488,662	618,531	1,033,408	1,435,830	255,616	590,917
Corporate	250,516	1,551,671	562,905	253,007	-	3,050,574	3,080,906	-
Total	42,182,777	60,917,597	16,159,586	17,370,903	11,754,455	21,184,512	7,518,423	10,303,744

	2019				2018
	Non-current assets	Non-current assets	Non-current assets	Non-current assets	Non-current assets	Total assets	Current liabilities	Non- current liabilities
Natura &Co Latam	4,574,087	9,328,858	3,116,454	8,235,678	3,992,000	8,904,065	3,650,203	7,652,955
Avon International	-	-	-	-	-	-	-	-
TBS International	6,146,960	7,369,250	1,065,447	1,477,149	4,518,655	5,709,760	681,660	504,592
Aesop International	1,033,408	1,435,830	255,616	590,917	413,136	765,724	235,018	81,019
Corporate	-	3,050,574	3,080,906	-	-	-	-	-
Total	11,754,455	21,184,512	7,518,423	10,303,744	8,923,790	15,379,549	4,566,881	8,238,566

25.2        Revenue and non-current assets, by geographical area of operations

No individual or aggregate customer (economic group) represents more than 10% of the Company's revenues.

	Net revenues	Net revenues	Net revenues	Non-current assets	Non-current assets
	2020	2019	2018	2020	2019
Asia	2,929,063	782,940	666,154	768,878	368,430
North America	5,120,953	1,750,957	919,826	5,939,728	981,673
Mexico	3,205,609	767,361	616,883	3,263,833	183,250
Other	1,915,344	983,596	302,943	2,675,895	798,423
South America	16,484,363	8,340,025	8,534,263	14,810,020	4,378,675
Brazil	11,113,810	6,324,227	6,082,896	12,159,245	4,197,258
Argentina	1,999,461	794,749	711,425	1,041,392	63,050
Other	3,371,092	1,221,049	1,739,942	1,609,383	118,367
Europe, Middle East and Africa (EMEA)	11,580,586	2,909,968	2,660,243	19,615,198	5,306,111
United Kingdom	4,117,699	2,115,385	1,877,475	17,059,017	4,678,139
Other	7,462,887	794,583	782,768	2,556,181	627,972
Oceania	807,015	660,800	616,933	1,048,952	719,566
Total	36,921,980	14,444,690	13,397,419	42,182,777	11,754,455

There is no other individual foreign country that represents more than 10% of net revenue or non-current assets in the foreign market for the years ended December 31, 2020, 2019 and 2018.